Commitments and Contingencies - Legal (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 20, 2012 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2011 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2010 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Sep. 29, 2010 Star Epsilon And Star Kappa (chartered by Ishar Overseas)	Dec. 31, 2013 Star Epsilon And Star Kappa (chartered by Ishar Overseas)	Dec. 31, 2012 Star Epsilon And Star Kappa (chartered by Ishar Overseas)	Dec. 31, 2011 Star Epsilon And Star Kappa (chartered by Ishar Overseas)	Dec. 31, 2013 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Dec. 31, 2011 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Feb. 14, 2011 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Jun. 28, 2013 Star Borealis	Dec. 31, 2013 Star Borealis	Dec. 31, 2013 Nine Newbuilding Vessels	Mar. 31, 2013 Star Polaris
Vessels [Line Items]
Trade accounts receivable	$ 3,203,000	$ 5,969,000				$ 1,732,000							$ 6,839,000
Legal proceeds				1,040,000			5,000,000
Bad debt expense	0	0	3,139,000		692,000					1,949,000		498,000			654,000
Other operational gain	3,787,000	3,507,000	9,260,000		9,000,000			2,500,000	2,514,000		177,000
Gross Daily Charter Rate														24,750
Aggregate acquisition price																367,400,000
Revenue loss due to engine failure	$ 68,296,000	$ 85,684,000	$ 106,912,000														$ (2,343,000)
Off-hire days due to engine failure																	142